Loans and Fair Value Measurements - Schedule of Changes In the Fair Value of these Derivative Instruments (Details) - Level 3 [Member] - Recurring basis [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes In Fair Value Of Derivative Instruments [Line Items]
Derivative liabilities	$ 78,635
SAFE notes		$ 23,334,626